Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Able View Global Inc.
Entity Central Index Key	0001957489
Entity File Number	001-41785
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, Date of Incorporation	Oct. 11, 2022
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Floor 16
Entity Address, Address Line Two	Dushi Headquarters Building
Entity Address, Address Line Three	No. 168, Middle Xizang Road
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200001
Class B Ordinary Shares, $0.0001 par value per share
Entity Listings [Line Items]
Title of 12(b) Security	Class B Ordinary Shares, $0.0001 par value per share
Trading Symbol	ABLV
Security Exchange Name	NASDAQ
Warrants, each exercisable for one Class B Ordinary Share at an exercise price of $11.50 per share
Entity Listings [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one Class B Ordinary Share at an exercise price of $11.50 per share
Trading Symbol	ABLVW
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	24,871,433
Class B Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	24,518,489
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Jing Tang
Entity Address, Address Line One	Floor 16
Entity Address, Address Line Two	Dushi Headquarters Building
Entity Address, Address Line Three	No. 168, Middle Xizang Road
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200001
Entity Phone Fax Numbers [Line Items]
City Area Code	+86
Local Phone Number	185 0177 0425